Statement of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Previously Reported Balance [Member]	Adjustments To Previously Reported Balance [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Previously Reported Balance [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Adjustments To Previously Reported Balance [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported Balance [Member]	Retained Earnings [Member] Adjustments To Previously Reported Balance [Member]
Beginning Balance at Dec. 31, 2009	$ 12,637	$ 14,406	$ (1,769)	$ 237	$ 11,144	$ (1,027)	$ (712)	$ (315)	$ 2,283	$ 3,737	$ (1,454)
Net income	4,057								4,057
Other comprehensive income	110					110
Repurchase of common shares	(590)			(3)	(132)				(455)
Other changes, primarily employee plans	883			4	925				(46)
Cash dividends declared
Common shares	(867)								(867)
Ending Balance at Dec. 31, 2010	16,230			238	11,937	(917)			4,972
Net income	4,935								4,935
Other comprehensive income	41					41
Repurchase of common shares	(2,300)			(10)	(494)				(1,796)
Other changes, primarily employee plans	744			4	774				(34)
Cash dividends declared
Common shares	(856)								(856)
Ending Balance at Dec. 31, 2011	18,794			232	12,217	(876)			7,221
Net income	4,482								4,482
Other comprehensive income	(51)					(51)
Repurchase of common shares	(4,000)			(14)	(765)				(3,221)
Other changes, primarily employee plans	570			3	615				(48)
Cash dividends declared
Common shares	(909)								(909)
Ending Balance at Dec. 31, 2012	$ 18,886			$ 221	$ 12,067	$ (927)			$ 7,525